Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of stock option activity
	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2021	780,640	$0.01	$532,787	8.1
Granted	714,540	6.34	—	—
Forfeited/cancelled	—	—	—	—
Exercised	—	—	—	—
Outstanding as of June 30, 2022	1,495,180	3.04	$1,653,005	8.7
Options vested and exercisable as of June 30, 2022	891,722	$2.56	$1,134,252	8.5

	Number of Shares	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (in years)
Outstanding as of December 31, 2020	780,640	$0.01	$532,787	9.1
Outstanding as of December 31, 2021	780,640	$0.01	$532,787	8.1
Options vested and exercisable as of December 31, 2021	438,096	$0.01	$299,001	8.1

Schedule of fair value of options granted
For the Six Months Ended June 30, 2022
Exercise price	$2.55 – 6.45
Term (years)	5.00 – 10.00
Expected stock price volatility	114.5% – 121.2%
Risk-free rate of interest	2.9% – 3.1%

For the Year Ended December 31, 2020
Exercise price	$0.01
Term (years)	5.03 – 6.98
Expected stock price volatility	112.2% – 115.2%
Risk-free rate of interest	0.37% – 1.76%

Schedule of stock-based compensation expense
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021
General and administrative	$932,211	$10,958	$938,628	$23,876
Research and development	514,916	23,966	527,831	52,769
Total	$1,447,127	$34,924	$1,466,459	$76,645

	For the Years Ended December 31,
	2021	2020
General and administrative	$41,061	$89,555
Research and development	89,080	245,282
Total	$130,141	$334,837